Leases (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Disclosure [Abstract]
Summary of supplemental information related to operating leases
	As of December 31,
	2020	2021
	RMB	RMB
Operating lease right-of-use assets, net	105,865	118,104
Operating lease liabilities - current	29,982	46,688
Operating lease liabilities - non-current	79,748	73,070

Total operating lease liabilities	109,730	119,758

Weighted average remaining lease term	4.4 years	3.6 years
Weighted average discount rate	4.10%	3.99%

Lease, Cost

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating lease expenses	1,885	5,924	25,449
Short-term lease expenses	2,493	2,306	3,381
Variable lease expenses	19,841	31,684	24,008

Total lease expenses	24,219	39,914	52,838

Cash paid for amounts included in the measurement of operating lease liabilities	658	12,431	37,756
Right-of-use assets obtained in exchange for operating lease liabilities	26,030	91,893	85,731
Lease liabilities decrease due to early termination	—	—	44,469

Future minimum lease payments
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2021 is as follows:

As of December 31, 2021
RMB
2022	47,525
2023	36,115
2024	16,314
2025	11,855
2026	10,651
Thereafter	3,200

Total operating lease liabilities	125,660
Less: interest	(5,902)

Present value of operating lease liabilities	119,758